Non-controlling interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Non-controlling interest
Current assets	$ 780,829	$ 194,612
Current liabilities	(138,545)	(43,854)
Non-controlling interests	28,409	9,580
Revenue	237,110	36,917
Net comprehensive income (loss)	(16,618)	28,647
Non-controlling interest	(1,951)
Subsidiaries
Non-controlling interest
Current assets	10,117	7,313
Non-current assets	307,515	83,207
Current liabilities	(8,173)	(10,085)
Non-current liabilities	(165,389)	(60,884)
Net assets	144,070	19,551
Revenue	230
Total expenses	6,172
Net comprehensive income (loss)	(5,942)
Aphria Diamond
Non-controlling interest
Current assets	2,598	7,313
Non-current assets	171,314	83,207
Current liabilities	(5,743)	(10,085)
Non-current liabilities	(150,892)	(60,884)
Net assets	$ 17,277	$ 19,551
Non-controlling interest %	49.00%	49.00%
Non-controlling interests	$ 8,466	$ 9,580
Total expenses	2,274
Net comprehensive income (loss)	(2,274)
Non-controlling interest	(1,114)
CannInvest Africa Ltd.
Non-controlling interest
Current assets	2
Current liabilities	(3)
Non-current liabilities	(9)
Net assets	$ (10)
Non-controlling interest %	50.00%	0.00%
Non-controlling interests	$ (5)
Total expenses	10
Net comprehensive income (loss)	(10)
Non-controlling interest	(5)
Verve Dynamics
Non-controlling interest
Current assets	185
Non-current assets	14,635
Current liabilities	(2,155)
Net assets	$ 12,665
Non-controlling interest %	70.00%	0.00%
Non-controlling interests	$ 8,866
Total expenses	839
Net comprehensive income (loss)	(839)
Non-controlling interest	(587)
Nuuvera Malta Ltd.
Non-controlling interest
Current assets	1,813
Non-current assets	741
Current liabilities	(178)
Non-current liabilities	(3,196)
Net assets	$ (820)
Non-controlling interest %	10.00%	0.00%
Non-controlling interests	$ (82)
Revenue	230
Total expenses	1,046
Net comprehensive income (loss)	(816)
Non-controlling interest	(82)
Marigold
Non-controlling interest
Current assets	441
Non-current assets	7,872
Current liabilities	(16)
Non-current liabilities	(1,654)
Net assets	$ 6,643
Non-controlling interest %	5.00%	0.00%
Non-controlling interests	$ 332
Total expenses	757
Net comprehensive income (loss)	(757)
Non-controlling interest	(38)
ColCanna S.A.S.
Non-controlling interest
Current assets	5,078
Non-current assets	112,953
Current liabilities	(78)
Non-current liabilities	(9,638)
Net assets	$ 108,315
Non-controlling interest %	10.00%	0.00%
Non-controlling interests	$ 10,832
Total expenses	1,246
Net comprehensive income (loss)	(1,246)
Non-controlling interest	$ (125)